Share-Based Payment	12 Months Ended
Dec. 31, 2014
Share-Based Payment
19.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

A summary of the share option activity during the years ended December 31, 2012, 2013 and 2014 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2014
Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.254	—	—

Outstanding at December 31, 2012	35,801,636	$0.279	8.5	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,840,000)	$0.254	—	—

Outstanding as of December 31, 2013	31,961,636	$0.258	7.5	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(1,620,000)	—	—	—

Outstanding as of December 31, 2014	30,341,636	$0.259	6.5	—
Exercisable as of December 31, 2014	30,341,636	$0.259	6.5	—
Vested and expected to vest as of December 31, 2014	30,341,636	$0.259	6.5	—

During 2012, 2013 and 2014, the Group recognized compensation expense of $1,170, $1,246 and $753, respectively. No options were exercised during the years ended December 31, 2012, 2013 and 2014.

No unrecognized compensation as of December 31, 2014 as all the options were vested.